Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Hedging financial liabilities	$ 2	$ 0	$ 0
Fair value on a recurring basis [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1,005		1,037
Hedging financial assets	1
Financial assets at FVOCI	4,667		4,412
Hedging financial liabilities	2		0
Fair value on a recurring basis [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		1
Fair value on a recurring basis [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL			0
Fair value on a recurring basis [Member] | Listed and Emerging Stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVOCI	126		243
Fair value on a recurring basis [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	661		793
Financial assets at FVOCI	4,541		4,169
Fair value on a recurring basis [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	307		219
Fair value on a recurring basis [Member] | Other Investing Agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	37		24
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Hedging financial assets	0
Financial assets at FVOCI	126		243
Hedging financial liabilities	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL			0
Fair value on a recurring basis [Member] | Level 1 [Member] | Listed and Emerging Stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVOCI	126		243
Fair value on a recurring basis [Member] | Level 1 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 1 [Member] | Other Investing Agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		1
Hedging financial assets	1
Financial assets at FVOCI	0		0
Hedging financial liabilities	2		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		1
Fair value on a recurring basis [Member] | Level 2 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL			0
Fair value on a recurring basis [Member] | Level 2 [Member] | Listed and Emerging Stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 2 [Member] | Other Investing Agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	1,005		1,036
Hedging financial assets	0
Financial assets at FVOCI	4,541		4,169
Hedging financial liabilities	0		0
Fair value on a recurring basis [Member] | Level 3 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	0		0
Fair value on a recurring basis [Member] | Level 3 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL			0
Fair value on a recurring basis [Member] | Level 3 [Member] | Listed and Emerging Stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVOCI	0		0
Fair value on a recurring basis [Member] | Level 3 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	661		793
Financial assets at FVOCI	4,541		4,169
Fair value on a recurring basis [Member] | Level 3 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	307		219
Fair value on a recurring basis [Member] | Level 3 [Member] | Other Investing Agreements [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	$ 37		$ 24